Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,241,715	¥ 1,231,425
Book value of guarantee liabilities	57,945	57,456
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	483,560	436,069
Book value of guarantee liabilities	¥ 2,965	¥ 2,185
Maturity of the longest contract (Years)	2062	2062
Consumer loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 301,147	¥ 295,273
Book value of guarantee liabilities	¥ 49,952	¥ 48,207
Maturity of the longest contract (Years)	2034	2034
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 4,736	¥ 18,193
Book value of guarantee liabilities	¥ 284	¥ 2,031
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 13,408	¥ 2,484
Book value of guarantee liabilities	¥ 1	¥ 0
Maturity of the longest contract (Years)	2044	2036
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 438,864	¥ 479,406
Book value of guarantee liabilities	¥ 4,743	¥ 5,033
Maturity of the longest contract (Years)	2031	2029